Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Damages award	$ 713.0
Interest award	22.3
Legal costs award	5.0
Total award	$ 740.3
Post award interest rate - Libor plus	2.00%
Venezuela agreed to pay to satisfy award	$ 797.0
Venezuela agreed to pay for mining data	240.0
Total Venezuela agreed to pay	$ 1,037.0
Approximate time period of payments	2 years
Amount to be received related to mining data	$ 240.0
Initial payment	40.0
Additional twenty three payment amounts to be received	29.5
Final payment amount to be received	313.3
Paid as of date of report	187.5
FInancial instruments to be placed in trust as collateral	$ 350.0
Amount of proceeds CVR holders entitled to	5.468%
Estimated cvr payable	$ 4.9
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Estimated bonus payable	$ 1.4